Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 73,845
Ending balance	74,050
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	73,845	$ 45,612
Additions to tangible assets	5,527	20,947
Depreciation expense	(4,653)	(2,899)
Translation adjustments	(668)	9
Ending balance	74,050	63,669
Gross value at end of period	89,689	71,300
Accumulated depreciation and impairment at end of period	(15,638)	(7,631)
Building lease [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	62,424	43,111
Additions to tangible assets	(139)	18,806
Depreciation expense	(2,882)	(2,251)
Translation adjustments	(584)	(8)
Ending balance	58,819	59,659
Gross value at end of period	70,818	65,984
Accumulated depreciation and impairment at end of period	(11,999)	(6,325)
Office and laboratory equipment [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	11,421	2,500
Additions to tangible assets	5,666	2,141
Depreciation expense	(1,771)	(647)
Translation adjustments	(85)	16
Ending balance	15,232	4,010
Gross value at end of period	18,871	5,316
Accumulated depreciation and impairment at end of period	$ (3,639)	$ (1,306)